Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 26, 2013	May 27, 2012	May 29, 2011
Net earnings	$ 411.9	$ 475.5	$ 476.3
Other comprehensive income (loss):
Foreign currency adjustment	(0.2)	(1.2)	1.8
Change in fair value of marketable securities, net of tax expense (benefit) of $0.1, $0.1 and $(0.1), respectively	(0.2)	(0.1)	0.2
Change in fair value of derivatives and amortization of unrecognized gains and losses on derivatives, net of tax expense (benefit) of $0.6, $27.8 and $4.8, respectively	(4.1)	(45.6)	(5.2)
Net unamortized gain (loss) arising during period, including amortization of unrecognized net actuarial loss, net of tax expense (benefit) of $(11.3), $24.8 and $(9.0), respectively	18.3	(39.9)	14.5
Other comprehensive income (loss)	13.8	(86.8)	11.3
Total comprehensive income	$ 425.7	$ 388.7	$ 487.6